Income Taxes - Components of income tax expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current
Domestic, Current	¥ 35,018	¥ 52,004	¥ 72,272
Foreign, Current	8,589	5,697	9,183
Subtotal, Current	43,607	57,701	81,455
Deferred
Domestic, Deferred	64,340	20,239	(66,176)
Foreign, Deferred	(4,081)	2,289	7,317
Subtotal, Deferred	60,259	22,528	(58,859)
Total, Income Tax Expense (Benefit)	¥ 103,866	¥ 80,229	¥ 22,596